Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund))	0 Months Ended
Jun. 26, 2013
Class A
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.26%
Class B
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	2.02%
Class C
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	2.01%
Class N
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.52%
Class Y
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.02%
Class I
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.83%